Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Financial Position and Financial Performance of VIEs and Subsidiaries Reported in Consolidated Financial Statements

The following financial position and financial performance of the VIEs and VIEs' subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2023 and 2024 for the years ended December 31, 2022, 2023 and 2024 were included in the accompanying consolidated financial statements:

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	43,369	66,162
Restricted cash	—	49
Accounts receivable	57,343	67,097
Prepaid expenses and other current assets	77,132	74,184
Total current assets	177,844	207,492
Property and equipment, net	19,413	18,930
Right-of-use assets	14,755	8,457
Other non-current assets	774	1,465
Total non-current assets	34,942	28,852
Total assets	212,786	236,344

Accrued expenses and other current liabilities	31,272	20,176
Deferred revenue and customer advances	42,768	40,198
Operating lease liabilities, current	5,781	4,758
Total current liabilities	79,821	65,132
Operating lease liabilities, non-current	6,530	3,171
Total non-current liabilities	6,530	3,171
Total liabilities	86,351	68,303

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	498,602	168,085	186,343
Net income	309,653	42,291	17,878

The following are cash flows of the VIEs and VIEs' subsidiaries for the years ended December 31, 2022, 2023 and 2024, excluding inter-company transactions:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash generated from (used in) operating activities	50,755	(45,201)	(13,779)
Net cash (used in) generated from investing activities	(9,510)	8,325	(9,007)
Net cash generated from financing activities	—	—	22,388

Schedule of Property and Equipment Estimated Useful Life

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life

Electronic equipment	3 to 5 years
Leasehold improvement	Shorter of the lease term or estimated economic life
Software	3 to 5 years
Furniture and office equipment	5 years

Summary of Contract and Refund Liabilities Arising from Contract with Customers

The following table provides information about the Group's contract and refund liabilities arising from contract with customers.

	As of December 31,
	2023	2024
	RMB	RMB
Deferred revenue and customer advances	44,949	40,397
Refund liabilities	225	211

Schedule of Disaggregated Revenue by Types	The following table provides information about disaggregated revenue by types:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Teaching and learning SaaS offerings	115,365	149,119	174,746
Other educational products and services	415,699	21,843	14,466
Total net revenues	531,064	170,962	189,212

Schedule of Net Revenues from Customers

The following customers accounted for 10% or more of net revenues for the years ended December 31, 2022, 2023 and 2024:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Percentage of revenue contributed by Customer A	*%	32%	17%
Percentage of revenue contributed by Customer B	*%	15%	16%
Percentage of revenue contributed by Customer C	*%	*%	14%
Percentage of revenue contributed by Customer D	*%	*%	11%
Percentage of revenue contributed by Customer E	*%	14%	*%

* Revenue from such customers represented less than 10% of the Group's revenue during the respective years.

Summary of Accounts Receivable From Customers

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group's accounts receivable as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Percentage of accounts receivable from Customer A	34%	34%
Percentage of accounts receivable from Customer B	*%	16%
Percentage of accounts receivable from Customer E	21%	*%
Percentage of accounts receivable from Customer F	18%	*%

* Accounts receivable from such customers represented less than 10% of the Group's accounts receivable at the end of respective years.